RELATED PARTY BALANCES AND TRANSACTIONS - Transactions with related parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	$ 2,860,123
Xiaomi Corporation and its affiliates
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties		$ (397,590)	$ (517,134)
Alphalion Group Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	(94,333)
Transactions with related parties			617,500
Fast Connection Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties		(700,000)
Guangzhou88 Technology Limited
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties			(755,524)
Commissions and Interest Income | Ocean Joy and its subsidiary
RELATED PARTY BALANCES AND TRANSACTIONS
Transaction with related parties	28,350	16,173
Commissions and Interest Income | Individual directors and executive officers
RELATED PARTY BALANCES AND TRANSACTIONS
Transaction with related parties	138,661	79,949
Execution and clearing fees | Ocean Joy and its subsidiary
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	(686,576)	(51,446)
Execution and clearing fees | Interactive Brokers
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	(16,823,850)	(7,099,254)	(2,102,385)
Commissions, Financing Service Fees, Interest Income and Other Revenues | Interactive Brokers
RELATED PARTY BALANCES AND TRANSACTIONS
Transaction with related parties	73,293,370	$ 62,704,986	$ 38,089,982
Changes in Fair Value of Convertible Bonds | Xiaomi Corporation and its affiliates
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	2,860,123
Interest Expense of Convertible Bonds | Xiaomi Corporation and its affiliates
RELATED PARTY BALANCES AND TRANSACTIONS
Transactions with related parties	$ (350,519)